UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2333



                           New Perspective Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

NEW PERSPECTIVE FUND(R)
Investment portfolio

June 30, 2005
                                                                      unaudited

                                                                                                                    Market value
Common stocks -- 93.35%                                                                                  Shares            (000)


INFORMATION TECHNOLOGY -- 17.24%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                      354,835,717         $609,852
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                    3,053,695           27,850
Google Inc., Class A(2)                                                                               1,625,000          477,994
Microsoft Corp.                                                                                      16,000,000          397,440
Cisco Systems, Inc.(2)                                                                               17,200,000          328,692
Samsung Electronics Co., Ltd.(1)                                                                        691,850          326,521
Hon Hai Precision Industry Co., Ltd.(1)                                                              60,847,771          313,753
Hewlett-Packard Co.                                                                                  12,855,000          302,221
Xerox Corp.(2)                                                                                       20,000,000          275,800
Sun Microsystems, Inc.(2)                                                                            62,426,300          232,850
Murata Manufacturing Co., Ltd.(1)                                                                     4,558,500          230,103
Rohm Co., Ltd.(1)                                                                                     2,307,100          220,547
ASML Holding NV(1,2)                                                                                  7,270,000          113,280
ASML Holding NV (New York registered)(2)                                                              5,188,000           81,244
Tokyo Electron Ltd.(1)                                                                                3,704,100          193,510
International Business Machines Corp.                                                                 2,380,000          176,596
Texas Instruments Inc.                                                                                6,200,000          174,034
Micron Technology, Inc.(2)                                                                           16,490,000          168,363
Canon, Inc.(1)                                                                                        2,930,000          152,874
Chi Mei Optoelectronics Corp.(1)                                                                     95,000,000          146,646
Nortel Networks Corp.(2)                                                                             54,000,000          140,940
Hoya Corp.(1)                                                                                         1,182,900          135,589
Corning Inc.(2)                                                                                       7,500,000          124,650
Applied Materials, Inc.                                                                               7,595,000          122,887
Agilent Technologies, Inc.(2)                                                                         5,036,800          115,947
Lucent Technologies Inc.(2)                                                                          35,000,000          101,850
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                        1,600,000           51,120
Telefonaktiebolaget LM Ericsson, Class B(1)                                                          15,830,000           50,666
SAP AG(1)                                                                                               554,500           95,843
Advanced Micro Devices, Inc.(2)                                                                       5,500,000           95,370
KLA-Tencor Corp.                                                                                      2,065,897           90,280
Molex Inc.                                                                                            3,340,000           86,974
Flextronics International Ltd.(2)                                                                     6,000,000           79,260
Yahoo! Inc.(2)                                                                                        2,000,000           69,300
Fujitsu Ltd.(1)                                                                                      12,000,000           62,233
Altera Corp.(2)                                                                                       2,850,000           56,487
Motorola, Inc.                                                                                        3,000,000           54,780
NEC Corp.(1)                                                                                          8,477,100           45,323
Hitachi, Ltd.(1)                                                                                      7,500,000           45,162
Xilinx, Inc.                                                                                          1,625,000           41,437
Cadence Design Systems, Inc.(2)                                                                       2,750,000           37,565
TDK Corp.(1)                                                                                            550,000           37,149
QUALCOMM Inc.(2)                                                                                      1,000,000           33,010
Agere Systems Inc., Class A(2)                                                                        2,550,000           30,600
Samsung Electro-Mechanics Co., Ltd.(1)                                                                  235,000            5,431
                                                                                                                       6,760,023

FINANCIALS -- 12.48%
ING Groep NV(1)                                                                                      14,779,335          414,199
American International Group, Inc.                                                                    7,016,319          407,648
Erste Bank der oesterreichischen Sparkassen AG(1)                                                     7,321,292          364,504
Societe Generale(1)                                                                                   3,485,000          353,381
Bayerische Hypo- und Vereinsbank AG(1,2)                                                             11,429,900          296,257
Citigroup Inc.                                                                                        5,856,667          270,754
HSBC Holdings PLC(1)                                                                                 16,470,708          260,962
DEPFA BANK PLC(1)                                                                                    16,101,070          256,879
J.P. Morgan Chase & Co.                                                                               6,000,000          211,920
UFJ Holdings, Inc.(1,2)                                                                                  39,758          206,816
Royal Bank of Scotland Group PLC(1)                                                                   6,610,446          198,788
Allianz AG(1)                                                                                         1,634,000          186,254
Banco Santander Central Hispano, SA(1)                                                               15,909,985          183,855
Macquarie Bank Ltd.(1)                                                                                3,308,000          149,135
Westpac Banking Corp.(1)                                                                              9,716,763          146,990
DBS Group Holdings Ltd.(1)                                                                           15,350,000          129,112
Mizuho Financial Group, Inc.(1)                                                                          27,100          121,542
Bank of Nova Scotia                                                                                   3,300,000          109,023
UBS AG(1)                                                                                             1,279,603           99,037
Sumitomo Mitsui Financial Group, Inc.(1)                                                                 13,461           90,197
Credit Suisse Group(1)                                                                                2,225,640           87,143
QBE Insurance Group Ltd.(1)                                                                           6,523,115           78,898
Royal Bank of Canada                                                                                  1,239,500           76,667
Groupe Bruxelles Lambert SA(1)                                                                          675,000           58,006
Sompo Japan Insurance Inc.(1)                                                                         4,297,000           42,997
Fortis(1)                                                                                             1,150,000           31,734
Bank of America Corp.                                                                                   500,000           22,805
Deutsche Bank AG(1)                                                                                     267,700           20,848
Manulife Financial Corp.                                                                                300,000           14,304
                                                                                                                       4,890,655

CONSUMER DISCRETIONARY -- 9.53%
News Corp. Inc., Class A                                                                             18,990,571          307,267
News Corp. Inc., Class B                                                                              3,220,000           54,289
Kingfisher PLC(1)                                                                                    73,014,447          320,372
Time Warner Inc.(2)                                                                                  17,515,000          292,676
Hyundai Motor Co.(1)                                                                                  5,178,530          285,225
Bridgestone Corp.(1)                                                                                 14,732,000          281,003
Toyota Motor Corp.(1)                                                                                 7,800,000          276,654
Honda Motor Co., Ltd.(1)                                                                              5,300,000          259,009
Grupo Televisa, SA, ordinary participation certificates (ADR)                                         2,516,400          156,243
Esprit Holdings Ltd.(1)                                                                              21,614,000          155,144
Starbucks Corp.(2)                                                                                    3,000,000          154,980
Industria de Diseno Textil, SA(1)                                                                     5,921,100          151,150
Lagardere Groupe SCA(1)                                                                               1,800,000          132,681
Pearson PLC(1)                                                                                        8,326,000           97,343
Volkswagen AG(1)                                                                                      1,946,900           88,341
Sharp Corp.(1)                                                                                        5,500,000           85,206
Suzuki Motor Corp.(1)                                                                                 5,360,000           83,467
MGM Mirage, Inc.(2)                                                                                   2,000,000           79,160
Sony Corp.(1)                                                                                         1,900,000           64,844
Carnival Corp., units                                                                                 1,000,000           54,550
Mediaset SpA(1)                                                                                       4,500,000           52,578
Renault SA(1)                                                                                           600,000           52,539
Reed Elsevier PLC(1)                                                                                  5,100,000           48,611
Bayerische Motoren Werke AG(1)                                                                          864,600           39,153
Dow Jones & Co., Inc.                                                                                 1,000,000           35,450
Koninklijke Philips Electronics NV(1)                                                                 1,250,000           31,441
Cie. Financiere Richemont AG, units, Class A(1)                                                         930,291           31,056
General Motors Corp.                                                                                    900,000           30,600
Clear Channel Communications, Inc.                                                                      850,000           26,290
Liberty Media Corp., Class A(2)                                                                         400,000            4,076
Antena 3 Television, SA(1)                                                                               78,708            1,562
Liberty Media International, Inc., Class A(2)                                                            24,000            1,120
TI Automotive Ltd., Class A(1,2)                                                                      4,578,091               --
                                                                                                                       3,734,080

MATERIALS -- 9.20%
Newmont Mining Corp.                                                                                 10,650,000          415,670
POSCO(1)                                                                                              2,320,160          404,629
Nitto Denko Corp.(1)                                                                                  5,610,000          319,512
Dow Chemical Co.                                                                                      6,170,200          274,759
Barrick Gold Corp.                                                                                   10,000,000          250,300
Alcoa Inc.                                                                                            7,453,300          194,755
Georgia-Pacific Corp., Georgia-Pacific Group                                                          6,100,000          193,980
Placer Dome Inc.                                                                                     12,250,000          188,405
Anglo American PLC(1)                                                                                 7,500,000          175,301
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                      5,380,000          157,526
BASF AG(1)                                                                                            2,360,000          156,085
International Paper Co.                                                                               4,430,000          133,830
L'Air Liquide(1)                                                                                        517,000           87,667
Gold Fields Ltd.(1)                                                                                   7,650,855           86,310
Weyerhaeuser Co.                                                                                      1,300,000           82,745
Rohm and Haas Co.                                                                                     1,700,000           78,778
AngloGold Ashanti Ltd.(1)                                                                             2,110,000           74,373
Akzo Nobel NV(1)                                                                                      1,805,000           70,771
Smurfit-Stone Container Corp.(2)                                                                      6,700,000           68,139
BHP Billiton Ltd.(1)                                                                                  5,000,000           68,098
Holcim Ltd.(1)                                                                                        1,028,571           62,463
Alcan Inc.                                                                                            1,575,000           47,250
Valspar Corp.                                                                                           191,050            9,226
Abitibi-Consolidated Inc.                                                                             1,272,755            5,663
                                                                                                                       3,606,235

ENERGY -- 8.92%
"Shell" Transport and Trading Co., PLC(1)                                                            44,950,000          433,610
Royal Dutch Petroleum Co. (New York registered)                                                       4,255,000          276,150
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                        5,477,000          252,161
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                         3,894,900          203,041
ENI SpA(1)                                                                                           14,415,000          368,440
Norsk Hydro ASA(1)                                                                                    3,514,000          319,850
Halliburton Co.                                                                                       5,100,000          243,882
TOTAL SA(1)                                                                                           1,036,100          241,459
Canadian Natural Resources, Ltd.                                                                      6,280,000          227,228
Baker Hughes Inc.                                                                                     3,700,000          189,292
Schlumberger Ltd.                                                                                     2,130,000          161,752
Chevron Corp.                                                                                         1,900,000          106,248
Unocal Corp.                                                                                          1,500,000           97,575
Imperial Oil Ltd.                                                                                     1,100,000           91,641
Exxon Mobil Corp.                                                                                     1,235,000           70,975
Reliance Industries Ltd.(1)                                                                           4,596,600           67,681
Apache Corp.                                                                                          1,000,000           64,600
ConocoPhillips                                                                                          800,000           45,992
Transocean Inc.(2)                                                                                      616,500           33,273
                                                                                                                       3,494,850

CONSUMER STAPLES -- 8.94%
Altria Group, Inc.                                                                                   13,312,500          860,786
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                     16,017,500          494,941
Cia. de Bebidas das Americas - AmBev, ordinary nominative (ADR)                                       3,097,500           78,862
Nestle SA(1)                                                                                          1,625,150          413,675
Koninklijke Ahold NV(1,2)                                                                            42,664,666          347,728
Groupe Danone(1)                                                                                      2,140,000          186,471
Avon Products, Inc.                                                                                   4,816,400          182,301
PepsiCo, Inc.                                                                                         3,275,000          176,621
Unilever NV(1)                                                                                        2,102,500          135,748
Unilever NV (New York registered)                                                                       395,000           25,608
Tesco PLC(1)                                                                                         25,425,000          144,551
Coca-Cola Co.                                                                                         3,300,000          137,775
Anheuser-Busch Companies, Inc.                                                                        2,435,000          111,401
Kraft Foods Inc., Class A                                                                             2,215,000           70,459
Wal-Mart de Mexico, SA de CV, Series V                                                               16,284,329           66,035
Diageo PLC(1)                                                                                         3,085,000           45,285
Unilever PLC(1)                                                                                       2,854,010           27,412
                                                                                                                       3,505,659

HEALTH CARE -- 8.47%
Sanofi-Aventis(1)                                                                                    12,883,112        1,049,922
Roche Holding AG(1)                                                                                   5,172,851          651,137
AstraZeneca PLC (Sweden)(1)                                                                           7,947,809          328,237
AstraZeneca PLC (United Kingdom)(1)                                                                     550,000           22,611
Novo Nordisk A/S, Class B(1)                                                                          5,195,000          262,204
UCB NV(1)                                                                                             5,112,124          247,081
Novartis AG(1)                                                                                        1,625,000           76,989
Novartis AG (ADR)                                                                                       925,000           43,882
Bristol-Myers Squibb Co.                                                                              4,700,000          117,406
Amgen Inc.(2)                                                                                         1,480,000           89,481
Medtronic, Inc.                                                                                       1,660,000           85,971
Shionogi & Co., Ltd.(1)                                                                               6,230,000           80,181
Chugai Pharmaceutical Co., Ltd.(1)                                                                    4,707,100           72,112
Schering-Plough Corp.                                                                                 3,000,000           57,180
Forest Laboratories, Inc.(2)                                                                          1,200,000           46,620
H. Lundbeck A/S(1)                                                                                    1,595,897           39,987
Smith & Nephew PLC(1)                                                                                 3,625,000           35,741
Elan Corp., PLC (ADR)(2)                                                                              2,000,000           13,640
                                                                                                                       3,320,382

TELECOMMUNICATION SERVICES -- 7.74%
Vodafone Group PLC(1)                                                                               382,220,425          927,162
Telefonica, SA(1)                                                                                    31,962,675          519,832
France Telecom, SA(1)                                                                                13,584,205          394,214
Royal KPN NV(1)                                                                                      36,271,700          302,125
Deutsche Telekom AG(1)                                                                               14,989,550          275,474
O2 PLC(1,2)                                                                                          81,038,700          196,097
Portugal Telecom, SGPS, SA(1)                                                                        16,297,200          153,765
America Movil SA de CV, Series L (ADR)                                                                2,255,000          134,421
AT&T Corp.                                                                                            4,050,000           77,112
Singapore Telecommunications Ltd.(1)                                                                 17,195,285           27,967
Telenor ASA(1)                                                                                        3,200,300           25,304
Swisscom AG(1)                                                                                            5,082            1,649
                                                                                                                       3,035,122

INDUSTRIALS -- 5.58%
Tyco International Ltd.                                                                              17,312,500          505,525
General Electric Co.                                                                                 10,260,500          355,526
United Parcel Service, Inc., Class B                                                                  3,951,700          273,300
FANUC LTD(1)                                                                                          2,956,000          186,593
Asahi Glass Co., Ltd.(1)                                                                             14,692,000          153,407
Sandvik AB(1)                                                                                         3,996,000          147,626
Ryanair Holdings PLC (ADR)(2)                                                                         2,893,500          129,744
3M Co.                                                                                                1,640,000          118,572
Siemens AG(1)                                                                                           800,000           58,093
Wesfarmers Ltd.(1)                                                                                    1,800,000           54,362
Deere & Co.                                                                                             700,000           45,843
Parker Hannifin Corp.                                                                                   700,000           43,407
Caterpillar Inc.                                                                                        360,000           34,312
Boeing Co.                                                                                              475,000           31,350
Adecco SA(1)                                                                                            655,000           29,685
Monster Worldwide Inc.(2)                                                                               685,000           19,646
                                                                                                                       2,186,992

UTILITIES -- 2.29%
E.ON AG(1)                                                                                            3,300,000          292,618
Veolia Environnement(1)                                                                               5,230,275          195,567
Scottish Power PLC(1)                                                                                20,676,000          183,100
National Grid Transco PLC(1)                                                                         17,535,100          169,206
Gas Natural SDG, SA(1)                                                                                1,969,543           57,601
                                                                                                                         898,092

MISCELLANEOUS -- 2.96%
Other common stocks in initial period of acquisition                                                                   1,159,353


Total common stocks (cost: $27,856,715,000)                                                                           36,591,442




Warrants -- 0.01%

FINANCIALS -- 0.01%
ING Groep NV, warrants, expire 2008(2)                                                                1,265,000            4,450


CONSUMER DISCRETIONARY -- 0.00%
NTL Inc., Series A, warrants, expire 2011(2)                                                            39,037          $     38


Total warrants (cost: $91,917,000)                                                                                         4,488




                                                                                              Principal amount
Bonds & notes -- 0.00%                                                                                   (000)


MATERIALS -- 0.00%
Cia. Vale do Rio Doce 0% (undated)(1)                                                             R$       38                  1


Total bonds & notes (cost: $0)                                                                                                 1





Short-term securities -- 6.22%


Danske Corp., Series A, 3.13%-3.32% due 8/3-8/31/2005                                                  $129,200          128,651
ANZ National (International) 3.10%-3.17% due 7/20-8/16/2005(3)                                          125,000          124,609
Amsterdam Funding Corp. 3.07%-3.14% due 7/11-7/27/2005(3)                                                80,600           80,455
ABN-AMRO North America Finance Inc. 3.11% due 7/26/2005                                                  44,000           43,901
HBOS Treasury Services PLC 3.04%-3.165% due 7/8-8/17/2005                                               120,775          120,578
Freddie Mac 2.93%-3.30% due 7/1-9/20/2005                                                               112,700          112,112
Barclays U.S. Funding Corp. 3.105%-3.185% due 7/12-8/8/2005                                              74,000           73,824
Sheffield Receivables Corp. 3.12% due 7/11/2005(3)                                                       35,000           34,967
Rabobank USA Financial Corp. 3.14%-3.145% due 8/10-8/11/2005                                             90,000           89,687
Stadshypotek Delaware Inc. 3.07%-3.20% due 7/8-8/25/2005(3)                                              90,000           89,686
Old Line Funding, LLC 3.07%-3.18% due 7/7-7/25/2005(3)                                                   63,328           63,229
Royal Bank of Canada 3.348% due 9/16/2005                                                                25,000           24,997
Canadian Imperial Holdings Inc. 3.03% due 7/15/2005                                                      50,000           49,938
Canadian Imperial Bank of Commerce 3.22% due 8/17/2005                                                   34,300           34,296
CAFCO, LLC 3.27%-3.35% due 8/26-9/8/2005(3)                                                              78,800           78,319
KfW International Finance Inc. 3.03%-3.10% due 7/14-8/1/2005(3)                                          76,300           76,132
BNP Paribas Finance Inc. 3.17%-3.22% due 8/12-8/16/2005                                                  76,000           75,711
Siemens Capital Co. LLC 3.18%-3.21% due 8/17/2005                                                        75,000           74,692
DaimlerChrysler Revolving Auto Conduit LLC II 3.13%-3.25% due 7/18-8/24/2005                             73,780           73,480
Edison Asset Securitization LLC 3.05% due 7/18/2005(3)                                                   40,000           39,938
General Electric Capital Corp. 3.04% due 7/5/2005                                                        30,000           29,987
Federal Home Loan Bank 2.96%-3.21% due 7/1-9/7/2005                                                      68,100           67,750
Toyota Motor Credit Corp. 3.09%-3.30% due 7/21-8/30/2005                                                 67,000           66,694
Westpac Capital Corp. 3.18% due 8/22/2005                                                                50,000           49,762
Westpac Trust Securities NZ Ltd. 3.15% due 8/9/2005                                                      16,500           16,443
BMW U.S. Capital Corp. 3.13%-3.14% due 7/18-7/29/2005(3)                                                 62,800           62,678
Shell Finance (U.K.) PLC 3.01%-3.05% due 7/1-7/14/2005                                                   55,500           55,443
Ranger Funding Co. LLC 3.27% due 8/4/2005(3)                                                             50,000           49,841
Bank of America Corp. 3.10% due 7/26/2005                                                                 4,600            4,590
European Investment Bank 3.10% due 8/5/2005                                                              50,000           49,850
Allied Irish Banks N.A. Inc. 3.14% due 8/9/2005(3)                                                       50,000           49,824
Dexia Delaware LLC 3.23% due 8/29/2005                                                                   50,000           49,726
Royal Bank of Scotland PLC 3.215% due 9/7/2005                                                           50,000           49,685
Total Capital SA 3.24% due 9/9/2005(3)                                                                   50,000           49,675
National Australia Funding (Delaware) Inc. 3.09% due 7/12/2005(3)                                        47,700           47,651
Mont Blanc Capital Corp. 3.10%-3.12% due 7/18-7/25/2005(3)                                               47,100           47,013
Alcon Capital Corp 3.05% due 7/8/2005(3)                                                                 45,000           44,969
Wal-Mart Stores Inc. 3.105% due 7/20/2005(3)                                                             39,500           39,432
Spintab AB (Swedmortgage) 3.25% due 8/23/2005                                                            28,300           28,161
Calyon North America Inc. 3.105% due 7/26/2005                                                           25,000           24,945
Statoil ASA 3.20% due 8/15/2005(3)                                                                       25,000           24,896
American Honda Finance Corp. 3.04% due 7/8/2005                                                          20,700           20,686
IXIS Commercial Paper Corp. 3.14%-3.15% due 8/2-8/10/2005(3)                                             15,100           15,054
Barton Capital Corp. 3.11% due 7/13/2005(3)                                                               5,600            5,594


Total short-term securities (cost: $2,439,514,000)                                                                     2,439,551

Total investment securities (cost: $30,388,146,000)                                                                   39,035,482
Other assets less liabilities                                                                                            164,621

Net assets                                                                                                           $39,200,104

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At June 30, 2005, 131 of the fund's securities, including those in "Miscellaneous" securities (with aggregate value of $21,056,888,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York
    Stock Exchange.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,023,962,000, which represented 2.61% of the net assets of the fund.


ADR = American Depositary Receipts





Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                $  9,553,748
Gross unrealized depreciation on investment securities                                                     (922,316)
Net unrealized appreciation on investment securities                                                     8,631,432
Cost of investment securities for federal income tax purposes                                            30,404,050



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert W. Lovelace
-------------------------------------
Robert W. Lovelace, President and PEO

Date: August 26, 2005



By /s/ R. Marcia Gould
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R. Marcia Gould, Treasurer and PFO

Date: August 26, 2005